Borrowings	12 Months Ended
Dec. 31, 2019
Borrowings.
Borrowings

17      Borrowings

Lease liabilities are presented in the statement of financial position as follows:

	As of
In thousands of EUR	December 31, 2019	December 31, 2018
Current	3,056	—
Non-current	6,127	—
Total Lease liabilities	9,183	—

Set out below is the maturity of the lease liabilities classified as non-current:

In thousands of EUR	One to five years	More than five years	Total
Lease liability future payments	5,389	738	6,127

The Group has several lease contracts that include extension and termination options. Whenever the contracts do not include a mutual agreement clause, the extension options are assumed to be exercised and, therefore, are included in our lease liabilities.

Changes in liabilities arising from financing activities

In thousands of EUR	January 1, 2019	Additions	Payments	Reclassification	Effect of translation	December 31, 2019
Current lease liabilities	3,116	3,731	(4,945)	1,127	27	3,056
Non-current lease liabilities	6,031	1,144		(1,127)	79	6,127
Total liabilities from financing activities	9,147	4,875	(4,945)	—	106	9,183

Additions include EUR 1,293 thousand of accrued interest.

In thousands of EUR	January 1, 2018	Additions	Payments	Reclassification	Effect of translation	December 31, 2018
Current borrowings	2,244	—	(2,244)	—	—	—
Non-current borrowings	—	—	—	—	—	—
Total borrowings	2,244	—	(2,244)	—	—	—

Lease payments not recognized as a liability

The group has elected not to recognize a lease liability for short term leases (leases of expected term of 12 months or less) or for leases of low value assets. Payments made under such leases are expensed on a straight-line basis. In addition, certain variable lease payments are not permitted to be recognized as lease liabilities and are expensed as incurred.

The expense relating to payments not included in the measurement of the lease liability is as follows:

As of
In thousands of EUR	December 31, 2019
Short-term leases	1,817
Variable lease payments	154
Total expense	1,971

At December 31, 2019 the Group was committed to short-term leases and the total commitment at that date was EUR 158 thousand.